NORTHERN LIGHTS VARIABLE TRUST

May 5, 2008

 Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Northern Lights Variable Trust - Changing Parameters Portfolio

Critical Math Portfolio

JNF Balanced Portfolio

JNF Equity Portfolio

JNF Loomis Sayles Bond Portfolio

JNF Money Market Portfolio

Post Effective Amendment No. 15 to the Registration Statement on Form N-1A

(File No. 333-131820, CIK No. 0001352621)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Variable Trust, on behalf of Changing Parameters Portfolio, Critical Math Portfolio, JNF Balanced Portfolio, JNF Equity Portfolio, JNF Loomis Sayles Bond Portfolio and JNF Money Market Portfolio (the “Portfolios”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of Northern Lights Variable Trust (the “Trust”), I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 15 (SEC Accession No.
0000910472-08-000260) to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 2, 2008.

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (513) 352-6725 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

                                Very truly yours,

                               /s/ Emile R. Molineaux

                                Emile R. Molineaux

        Secretary

 cc:   JoAnn M. Strasser, Esq.